Other Equity Instruments - Additional Information (Details) - AT1 Capital Securities	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Equity Instruments [Line Items]
Distribution rate reset, period	5 years
Common equity tier 1 capital ratio minimum	7.00%